Guarantee Of Registered Securities Guarantee Of Registered Securities (Condensed Consolidating Statements of Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
NET INCOME	$ 296.7	$ 319.9
OTHER COMPREHENSIVE INCOME (LOSS), NET:
Net change in fair value of derivatives	4.9	(4.0)
Reclassification of net (gains) losses on derivative instruments from other comprehensive income into net income	0.5	(1.0)
Other	0	(0.1)
NET OTHER COMPREHENSIVE (LOSS) INCOME	5.4	(5.1)
COMPREHENSIVE INCOME	302.1	314.8
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(4.2)	(2.8)
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO	297.9	312.0
Ensco Plc [Member]
NET INCOME	292.5	317.1
OTHER COMPREHENSIVE INCOME (LOSS), NET:
Net change in fair value of derivatives	0	0
Reclassification of net (gains) losses on derivative instruments from other comprehensive income into net income	0	0
Other		0
NET OTHER COMPREHENSIVE (LOSS) INCOME	0	0
COMPREHENSIVE INCOME	292.5	317.1
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	0	0
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO	292.5	317.1
ENSCO International Inc. [Member]
NET INCOME	57.6	73.8
OTHER COMPREHENSIVE INCOME (LOSS), NET:
Net change in fair value of derivatives	4.9	(4.0)
Reclassification of net (gains) losses on derivative instruments from other comprehensive income into net income	0.5	(1.0)
Other		0
NET OTHER COMPREHENSIVE (LOSS) INCOME	5.4	(5.0)
COMPREHENSIVE INCOME	63.0	68.8
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	0	0
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO	63.0	68.8
Pride International, Inc. [Member]
NET INCOME	(27.5)	37.8
OTHER COMPREHENSIVE INCOME (LOSS), NET:
Net change in fair value of derivatives	0	0
Reclassification of net (gains) losses on derivative instruments from other comprehensive income into net income	0	0
Other		0
NET OTHER COMPREHENSIVE (LOSS) INCOME	0	0
COMPREHENSIVE INCOME	(27.5)	37.8
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	0	0
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO	(27.5)	37.8
Other Non-Guarantor Subsidiaries Of Ensco [Member]
NET INCOME	377.9	410.9
OTHER COMPREHENSIVE INCOME (LOSS), NET:
Net change in fair value of derivatives	0	0
Reclassification of net (gains) losses on derivative instruments from other comprehensive income into net income	0	0
Other		(0.1)
NET OTHER COMPREHENSIVE (LOSS) INCOME	0	(0.1)
COMPREHENSIVE INCOME	377.9	410.8
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(4.2)	(2.8)
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO	373.7	408.0
Consolidating Adjustments [Member]
NET INCOME	(403.8)	(519.7)
OTHER COMPREHENSIVE INCOME (LOSS), NET:
Net change in fair value of derivatives	0	0
Reclassification of net (gains) losses on derivative instruments from other comprehensive income into net income	0	0
Other		0
NET OTHER COMPREHENSIVE (LOSS) INCOME	0	0
COMPREHENSIVE INCOME	(403.8)	(519.7)
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	0	0
COMPREHENSIVE INCOME ATTRIBUTABLE TO ENSCO	$ (403.8)	$ (519.7)